Fees Summary	May 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,000,000
Previously Paid Amount	0
Total Fee Amount	5,358.5
Total Offset Amount	0
Net Fee	$ 5,358.5